Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
Air Products and Chemicals Inc.	62,423	15,085
DuPont de Nemours Inc.	209,782	10,642
Dow Inc.	210,374	8,121
PPG Industries Inc.	66,857	6,797
LyondellBasell Industries NV Class A	70,986	4,526
		45,171
Consumer Goods (11.8%)
Procter & Gamble Co.	706,186	81,861
PepsiCo Inc.	394,811	51,937
Coca-Cola Co.	1,091,775	50,964
Philip Morris International Inc.	440,509	32,316
Mondelez International Inc. Class A	407,566	21,242
Altria Group Inc.	528,875	20,653
Kimberly-Clark Corp.	97,082	13,731
General Mills Inc.	171,053	10,783
General Motors Co.	364,340	9,429
Ford Motor Co.	1,102,463	6,295
Archer-Daniels-Midland Co.	157,566	6,194
Kraft Heinz Co.	190,205	5,796
VF Corp.	96,082	5,390
Kellogg Co.	72,582	4,740
Constellation Brands Inc. Class A	21,399	3,696
Corteva Inc.	105,514	2,882
Aptiv plc	36,013	2,714
Tyson Foods Inc. Class A	41,864	2,572
		333,195
Consumer Services (7.7%)
Walt Disney Co.	510,321	59,861
Walmart Inc.	402,671	49,955
CVS Health Corp.	368,321	24,151
Target Corp.	143,438	17,547
eBay Inc.	218,755	9,962
Walgreens Boots Alliance Inc.	214,698	9,219
Sysco Corp.	137,121	7,564
Kroger Co.	227,166	7,410
McKesson Corp.	45,676	7,247
Las Vegas Sands Corp.	108,744	5,213
Southwest Airlines Co.	147,825	4,745
Delta Air Lines Inc.	164,268	4,141
Fox Corp. Class A	101,722	2,967
Carnival Corp.	134,293	2,114
ViacomCBS Inc. Class B	75,759	1,571
Fox Corp. Class B	44,062	1,268
* United Airlines Holdings Inc.	34,259	961

ViacomCBS Inc. Class A	710	18
		215,914
Financials (19.8%)
* Berkshire Hathaway Inc. Class B	549,375	101,953
JPMorgan Chase & Co.	843,685	82,099
Bank of America Corp.	2,292,483	55,295
Citigroup Inc.	618,096	29,613
Wells Fargo & Co.	1,077,741	28,528
BlackRock Inc.	39,218	20,732
Goldman Sachs Group Inc.	95,330	18,731
CME Group Inc.	101,454	18,525
American Express Co.	173,867	16,530
Morgan Stanley	343,922	15,201
US Bancorp	397,987	14,152
Truist Financial Corp.	379,684	13,965
Chubb Ltd.	109,145	13,309
Progressive Corp.	165,521	12,858
PNC Financial Services Group Inc.	111,607	12,728
Allstate Corp.	91,784	8,977
Capital One Financial Corp.	131,708	8,961
Bank of New York Mellon Corp.	235,126	8,740
Travelers Cos. Inc.	69,377	7,422
American International Group Inc.	246,294	7,404
Aflac Inc.	197,481	7,202
MetLife Inc.	195,374	7,035
Prudential Financial Inc.	113,812	6,938
Equity Residential	105,168	6,369
State Street Corp.	97,900	5,968
Northern Trust Corp.	57,043	4,507
Discover Financial Services	88,909	4,224
Fifth Third Bancorp	201,363	3,904
Ventas Inc.	105,920	3,702
Synchrony Financial	174,174	3,548
Welltower Inc.	57,340	2,905
Ameriprise Financial Inc.	17,859	2,502
Weyerhaeuser Co.	104,862	2,117
TD Ameritrade Holding Corp.	38,705	1,443
* Berkshire Hathaway Inc. Class A	1	279
		558,366
Health Care (24.0%)
Johnson & Johnson	745,165	110,843
UnitedHealth Group Inc.	268,264	81,780
Pfizer Inc.	1,566,840	59,838
Merck & Co. Inc.	720,887	58,190
Abbott Laboratories	500,714	47,528
AbbVie Inc.	498,986	46,241
Amgen Inc.	168,257	38,649
Eli Lilly and Co.	244,696	37,426
Medtronic plc	379,509	37,412
Gilead Sciences Inc.	358,215	27,880
Anthem Inc.	71,751	21,103
Cigna Corp.	105,739	20,864
Bristol-Myers Squibb Co.	331,414	19,792
* Biogen Inc.	51,038	15,673
Humana Inc.	37,496	15,398
Danaher Corp.	88,601	14,762

HCA Healthcare Inc.	76,783	8,208
Zimmer Biomet Holdings Inc.	58,231	7,357
Baxter International Inc.	72,340	6,511
		675,455
Industrials (10.0%)
Honeywell International Inc.	202,317	29,508
Raytheon Technologies Corp.	429,316	27,699
3M Co.	162,873	25,480
Caterpillar Inc.	156,536	18,805
General Electric Co.	2,472,740	16,246
CSX Corp.	210,391	15,060
Northrop Grumman Corp.	42,905	14,382
Deere & Co.	89,217	13,572
Norfolk Southern Corp.	73,856	13,168
Waste Management Inc.	120,140	12,825
Emerson Electric Co.	172,522	10,527
General Dynamics Corp.	69,621	10,222
Eaton Corp. plc	117,110	9,943
FedEx Corp.	66,506	8,683
TE Connectivity Ltd.	94,617	7,688
Cummins Inc.	43,320	7,347
PACCAR Inc.	97,979	7,237
Johnson Controls International plc	218,458	6,862
Parker-Hannifin Corp.	36,365	6,544
Trane Technologies plc	67,487	6,088
Stanley Black & Decker Inc.	43,080	5,404
Republic Services Inc.	58,790	5,024
Otis Worldwide Corp.	61,592	3,243
* Ingersoll Rand Inc.	46,225	1,303
		282,860
Oil & Gas (5.9%)
Exxon Mobil Corp.	1,198,017	54,474
Chevron Corp.	535,370	49,093
ConocoPhillips	310,725	13,106
Phillips 66	125,781	9,844
Kinder Morgan Inc.	545,429	8,618
Valero Energy Corp.	116,283	7,749
Schlumberger Ltd.	391,885	7,238
Williams Cos. Inc.	343,107	7,010
Marathon Petroleum Corp.	183,789	6,458
Occidental Petroleum Corp.	252,051	3,264
		166,854
Technology (8.8%)
Intel Corp.	1,231,689	77,510
Cisco Systems Inc.	1,201,078	57,436
Oracle Corp.	604,095	32,482
International Business Machines Corp.	250,817	31,327
QUALCOMM Inc.	323,251	26,144
Cognizant Technology Solutions Corp. Class A	155,032	8,217
HP Inc.	419,514	6,351
Corning Inc.	217,719	4,962
* Dell Technologies Inc.	59,259	2,942
Hewlett Packard Enterprise Co.	182,087	1,768
		249,139
Telecommunications (4.6%)
Verizon Communications Inc.	1,171,139	67,200

AT&T Inc.			2,068,360	63,829
				131,029
Utilities (5.6%)
NextEra Energy Inc.			138,416	35,373
Dominion Energy Inc.			233,029	19,810
Duke Energy Corp.			206,420	17,676
Southern Co.			296,823	16,940
American Electric Power Co. Inc.			139,829	11,920
Exelon Corp.			274,544	10,518
Xcel Energy Inc.			151,768	9,869
Sempra Energy			77,706	9,815
Public Service Enterprise Group Inc.			143,374	7,318
Consolidated Edison Inc.			94,138	7,066
Edison International			101,439	5,895
PPL Corp.			204,962	5,727
				157,927
Total Common Stocks (Cost $2,575,706)				2,815,910
	Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund	0.307%		18	2

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
2 United States Cash Management Bill	0.140%	10/13/20	450	450
Total Temporary Cash Investments (Cost $452)				452
Total Investments (99.8%) (Cost $2,576,158)				2,816,362
Other Assets and Liabilities -Net (0.2%)				4,487
Net Assets (100%)				2,820,849
Cost is in $000.

* Non-income-producing security.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Securities with a value of $316,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	32	4,867	191

Mega Cap Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Mega Cap Value Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,815,910	—	—	2,815,910
Temporary Cash Investments	2	450	—	452
Total	2,815,912	450	—	2,816,362
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
1 Represents variation margin on the last day of the reporting period.